Intangible Assets - Movement of Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	£ 7,612.3	£ 7,388.8
Goodwill impairment	37.9	1.8	£ 2,822.9
Ending balance	8,453.4	7,612.3	7,388.8
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	10,991.0	10,807.3
Additions	262.6	335.8
Disposals	0.0	(5.4)
Exchange adjustments	891.0	(146.7)
Ending balance	12,144.6	10,991.0	10,807.3
Accumulated impairment losses and write-downs
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	(3,378.7)	(3,418.5)
Goodwill impairment	37.9	1.8
Exchange adjustments	274.6	(41.6)
Ending balance	£ (3,691.2)	£ (3,378.7)	£ (3,418.5)